Net Income (Loss) Per Share (Details) - shares	3 Months Ended	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Earnings Per Share [Abstract]
Weighted average shares of common stock		10,129,619
Weighted average RSUs shares	1,803,098	987,782
Options to purchase		300,376
Weighted average earnout shares	15,000,000	8,315,217